Taxes on Income (Details) - Schedule of taxes on income (tax benefits) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of taxes on income (tax benefits) [Abstract]
Current taxes	$ 210	$ 677	$ 1,088
Deferred taxes	1,342	67	(6,480)
Total	1,552	744	(5,392)
Domestic	1,360	(337)	(6,050)
Foreign	192	1,081	658
Total	$ 1,552	$ 744	$ (5,392)